Revenue (Tables)	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue	Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
	(in thousands)		(in thousands)

Top client	$87,231	$80,857	$233,930	$270,416
Clients 2-5	182,229	176,598	568,573	512,883
Clients 6-10	89,062	91,134	249,807	247,309
Clients 11-25	118,156	134,111	344,463	399,877
Other	225,051	227,741	640,286	649,945

Total	$701,729	$710,441	$2,037,059	$2,080,430